Principal activities and organization (Details)	Dec. 31, 2017
Jingdong Century
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Jingdong Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Shengdayuan
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong Technology Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Jingdong Logistics Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Jingdong Express Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd
Organization
Equity interest held (as a percent)	100.00%
JD.com International Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingdong Shangke Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Tianjin Star East Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD.com E-Commerce (Investment) Hong Kong Corporation Limited
Organization
Equity interest held (as a percent)	100.00%
Chongqing Haijia
Organization
Equity interest held (as a percent)	100.00%
JD.com Investment Limited
Organization
Equity interest held (as a percent)	100.00%
JD.com International (Singapore) Pte. Ltd.
Organization
Equity interest held (as a percent)	100.00%
Xi'an Jingxundi
Organization
Equity interest held (as a percent)	100.00%